Consolidated Condensed Interim Statement of Changes in Equity (Unaudited) - USD ($)	Share capital	Translation of foreign subsidiaries	Retained earnings	Equity attributable to owners of parent	Non-controlling interest	Securities Premium reserve	Employee benefits reclassification	Total
Balance at Mar. 31, 2022	$ 341,541	$ (283,077)	$ 12,148,402	$ 12,206,866	$ 1,908			$ 12,208,774
Balance (in Shares) at Mar. 31, 2022	34,154,062
Restated Balance	$ 341,541	(283,077)	(2,170,851)	(2,112,387)	1,908			(2,110,480)
Restated Balance (in Shares)	34,154,062
Issue of shares	$ 30,010			14,254,250		14,224,240		14,254,250
Issue of shares (in Shares)	3,000,895
Share warrants exercised	$ 4,215			75,323		71,108		75,323
Share warrants exercised (in Shares)	421,492
Cost of IPO				(1,820,404)		(1,820,404)		(1,820,404)
Profit / (Loss) for the period			(1,206,879)	(1,206,879)	300,873			(906,006)
Acquired in the business combination (refer to Note 20)					1,768,961			1,768,961
Other comprehensive income for the year		275,555		275,370	(9,640)		$ (185)	265,730
Balance at Sep. 30, 2022	$ 375,766	(7,522)	(3,377,730)	9,465,273	2,062,101	12,474,944	(185)	11,527,374
Balance (in Shares) at Sep. 30, 2022	37,576,449
Adjustments for Modification of Reachnet Agreement (refer note 19)			(14,319,254)	(14,319,254)				(14,319,254)
Balance at Mar. 31, 2022	$ 341,541	(283,077)	12,148,402	12,206,866	1,908			12,208,774
Balance (in Shares) at Mar. 31, 2022	34,154,062
Restated Balance	$ 341,541	(283,077)	(2,170,851)	(2,112,387)	1,908			(2,110,480)
Restated Balance (in Shares)	34,154,062
Derecognition on disposal of a subsidiary–GHSI (refer to Note 19)					(1,908)			(1,908)
Issue of shares	$ 30,010			14,254,250		14,224,240		14,254,250
Issue of shares (in Shares)	3,000,895
Share warrants exercised	$ 4,215			75,323		71,108		75,323
Share warrants exercised (in Shares)	421,492
Cost of IPO				(1,820,404)		(1,820,404)		(1,820,404)
Profit / (Loss) for the period			(2,348,103)	(2,348,103)	712,266			(1,635,837)
Acquired in the business combination (refer to Note 20)					1,768,961			1,768,961
Other comprehensive income for the year		158,085		(157,371)	57,251		(714)	214,622
Balance at Mar. 31, 2023	$ 375,766	(124,992)	(4,518,954)	8,206,050	2,538,478	12,474,944	(714)	10,744,528
Balance (in Shares) at Mar. 31, 2023	37,576,449
Adjustments for Modification of Reachnet Agreement (refer note 19)			(14,319,254)	(14,319,254)				(14,319,254)
Issue of shares	$ 40,922			1,406,167		1,365,245		1,406,167
Issue of shares (in Shares)	4,092,105
Profit / (Loss) for the period			(1,381,948)	(1,381,948)	100,008			(1,281,940)
Other comprehensive income for the year		(9,648)		(9,894)	113,729		(246)	103,835
Balance at Sep. 30, 2023	$ 416,688	$ (134,639)	$ (5,900,902)	$ 8,220,375	$ 2,752,215	$ 13,840,188	$ (960)	$ 10,972,590
Balance (in Shares) at Sep. 30, 2023	41,668,554